Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Mar. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	100,000
Common stock, shares issued	31,436
Common stock, shares outstanding	31,436
Series A General Common Shares
Treasury stock, shares		3,542